[AXA EQUITABLE LOGO]

RICHARD GOLDBERGER

Senior Director and

Associate General Counsel

(201) 743-7174

October 28, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:     AXA Equitable Life Insurance Company

Form N-4 Registration Statement

Accumulator® Plus

Separate Account 49

File No. 333-64749 and 811-07659

CIK #0001015570

Commissioners:

On behalf of AXA Equitable Life Insurance Company (“AXA Equitable”) we are filing today a prospectus supplement (“Supplement”) as Post-Effective Amendment No. 82 to AXA Equitable’s Form N-4 Registration Statement under the Securities Act of 1933 and Amendment No. 392 to the Registration Statement on the same Form N-4 under the Investment Company Act of 1940 with respect to Separate Account No. 49 of AXA Equitable.

This Supplement is a revised version of the Supplement we filed by post effective amendment on September 29, 2016, and describes an option we intend to provide to contract owners in connection with certain guaranteed benefits offered by the contract. More specifically, AXA Equitable is providing contract owners with the option to convert their Guaranteed minimum income benefit (the “GMIB”) into a guaranteed withdrawal benefit for life in return for terminating their GMIB and Guaranteed minimum death benefit and accepting a modified death benefit. Contract owners are not required to elect this conversion option or take any other action under the contract. If the contract owner does not elect this conversion option, his or her contract will continue unchanged.

Financial statements, exhibits and other financial information will be provided in a subsequent post-effective amendment.

Please contact the undersigned at (201) 743-7174, if you have any questions.

Very truly yours,

/s/ Richard Goldberger
Richard Goldberger

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